RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule Of Balances Recorded
	December 31,
	2012	2011

Embedded Derivatives (a)	$4,025	$4,041
mAb Participation Interest (b)	744	443
Embedded Derivatives (b)	2,839	1,666
Liability with respect to outstanding options to non-employee (c)	264	284

	$7,872	$6,434

Derivative Arrangement One [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule Of Assumptions
	December 31,
	2012	2011

Risk-free interest rate (1)	0.11%	0.18%
Expected volatility (2)	48.02%	46.83%
Expected life (in years) (3)	0.5	1.5
Expected dividend yield (4)	0	0

Derivative Arrangement Two [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule Of Assumptions
	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.28%	0.28%
Expected volatility (2)	47.46%	61.73%
Expected life (in years) (3)	2.25	2.25
Expected dividend yield (4)	0	0